Vessels, Port Terminals and Other Fixed Assets, Net (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 28, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Feb. 28, 2017
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net		$ 995,689			$ 995,689		$ 1,139,539
Impairment loss and gain/(loss) on sale of vessels		(5,406)		$ (8,967)	(25,861)	$ (20,215)
Proceeds from Sale of Property, Plant, and Equipment					137,016	23,078
Gain (Loss) on Sale of Assets and Asset Impairment Charges		5,406		$ 8,967	25,861	$ 20,215
Six Liquid Barges [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net			$ 19,501
Interest Costs Capitalized			$ 1,062
Six Liquid Barges [Member] | Navios Logistics [Member] | Other Long Term Assets [Member]
Property, Plant and Equipment [Line Items]
Interest Costs Capitalized							611
Payments for Construction in Process							16,696
Two New Tanks In Liquid Port Terminal [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net		1,843			1,843
Payments for Construction in Process							1,285
Land Port Murtinho [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Interest Costs Capitalized					$ 685		631
Area of Land					6.6 hectares
Development costs					$ 1,580
Land Port Murtinho [Member] | Navios Logistics [Member] | Additional Acquisition [Member]
Property, Plant and Equipment [Line Items]
Area of Land					2.3 additional hectares
Crane In Grain Port Terminal [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net		3,803			$ 3,803
Payments for Construction in Process							723
Navios Azimuth [Member]
Property, Plant and Equipment [Line Items]
Year Built					2011
Vessel Type					Capesize
Vessel Capacity					179,169
Impairment loss					$ 9,104
Impairment loss					1,950
Property, Plant, and Equipment, Fair Value Disclosure		30,000			30,000
Vessel sale price		30,000			30,000
Capitalized Cost Impairment Loss					$ (1,950)
Navios Ray [Member]
Property, Plant and Equipment [Line Items]
Year Built					2012
Vessel Type					Capesize
Vessel Capacity					179,515
Navios Bonavis [Member]
Property, Plant and Equipment [Line Items]
Year Built					2009
Vessel Type					Capesize
Vessel Capacity					180,022
Navios Ray And Navios Bonavis [Member]
Property, Plant and Equipment [Line Items]
Impairment loss					$ 1,775
Vessel sale price		58,000			58,000
Impairment loss and gain/(loss) on sale of vessels					8,753
Gain (Loss) on Sale of Assets and Asset Impairment Charges					(8,753)
Capitalized Cost Impairment Loss					$ (1,775)
Navios Koyo [Member]
Property, Plant and Equipment [Line Items]
Year Built					2011
Vessel Type					Capesize
Vessel sale price		28,500			$ 28,500
Impairment loss and gain/(loss) on sale of vessels					12,451
Proceeds from Sale of Property, Plant, and Equipment					8,500
Gain (Loss) on Sale of Assets and Asset Impairment Charges					$ (12,451)
Navios Serenity [Member]
Property, Plant and Equipment [Line Items]
Year Built					2011
Vessel Type					Handysize
Vessel Capacity					34,690
Impairment loss					$ 11
Vessel sale price		10,388			10,388
Impairment loss and gain/(loss) on sale of vessels					(6,957)
Gain (Loss) on Sale of Assets and Asset Impairment Charges					6,957
Capitalized Cost Impairment Loss					(11)
Navios Centaurus [Member]
Property, Plant and Equipment [Line Items]
Year Built			2012
Vessel Type			Panamax
Vessel Capacity			81,472
Navios Avior [Member]
Property, Plant and Equipment [Line Items]
Year Built			2012
Vessel Type			Panamax
Vessel Capacity			81,355
Navios Centaurus and Navios Avior [Member]
Property, Plant and Equipment [Line Items]
Impairment loss			$ 495
Vessel sale price			39,250
Impairment loss and gain/(loss) on sale of vessels			(13,498)
Gain (Loss) on Sale of Assets and Asset Impairment Charges			13,498
Capitalized Cost Impairment Loss			$ (495)
Navios Astra [Member]
Property, Plant and Equipment [Line Items]
Year Built	2006
Vessel Type	Ultra Handymax
Vessel Capacity	53,468
Vessel sale price	$ 6,644
Navios Logistics 2020 Fleet [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net		$ 31,960			$ 31,960
Contractual Obligation							$ 30,000
Formosa And San Lorenzo [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessel sale price								$ 1,109